STOCK-BASED COMPENSATION - Compensation Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized compensation
Unrecognized compensation cost expected to be recognized on a weighted-average basis, period (in years)	2 years
Stock-based compensation:
Stock-based compensation	$ 76	$ 72	$ 84
Restricted stock units
Unrecognized compensation
Unrecognized compensation cost related to unvested stock	52
Stock-based compensation:
Stock-based compensation	49	47	51
Performance leveraged stock units
Unrecognized compensation
Unrecognized compensation cost related to unvested stock	31
Stock-based compensation:
Stock-based compensation	24	25	21
Other
Stock-based compensation:
Stock-based compensation	$ 3	$ 0	$ 12